Financial instruments: valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	£ 94,047
Financial liabilities at end of period	72,395	£ 94,047
Financial liabilities (other)
Fair value of liabilities
Financial liabilities at beginning of period	49,107
Financial liabilities at end of period	55,089	49,107
Level 3 | Other operating income and interest income | Other financial instruments
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	1	(14)
Level 3 | Income from trading activities | Trading assets and liabilities
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	69	(224)
Recurring fair value measurement | Level 3
Fair value of liabilities
Financial liabilities at beginning of period	976	609
Amounts recorded in the income statement	(313)	381
Amount recorded in the statement of comprehensive income	0
Level 3 transfers in	9	81
Level 3 transfers out	(11)	(64)
Purchases/Originations	200	382
Settlements/Other decreases	(51)	(41)
Sales	(116)	(378)
Foreign exchange and other adjustments	(3)	6
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(121)	381
Financial liabilities at end of period	691	976
Recurring fair value measurement | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	975	606
Amounts recorded in the income statement	(313)	382
Amount recorded in the statement of comprehensive income	0
Level 3 transfers in	7	78
Level 3 transfers out	(9)	(61)
Purchases/Originations	195	382
Settlements/Other decreases	(51)	(41)
Sales	(116)	(376)
Foreign exchange and other adjustments	(3)	5
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(121)	382
Financial liabilities at end of period	685	975
Recurring fair value measurement | Level 3 | Other trading liabilities
Fair value of liabilities
Financial liabilities at beginning of period	1	3
Amounts recorded in the income statement		(1)
Amount recorded in the statement of comprehensive income	0
Level 3 transfers in	2	3
Level 3 transfers out	(2)	(3)
Purchases/Originations	2
Sales		(2)
Foreign exchange and other adjustments		1
Amounts recorded in the income statement in respect of balances held at period end - unrealised		(1)
Financial liabilities at end of period	3	£ 1
Recurring fair value measurement | Level 3 | Financial liabilities (other)
Fair value of liabilities
Amount recorded in the statement of comprehensive income	0
Purchases/Originations	3
Financial liabilities at end of period	£ 3